Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Taxes [Abstract]
Disclosure of detailed information about tax balances presented in the statement of financial position
	As of December 31
	2022	2021
	USD in thousands	USD in thousands
Current tax assets (liabilities):
Current tax assets	286	267
Current tax liabilities	(6,225)	(1,482)
Total current tax assets (liabilities)	(5,939)	(1,215)

Non-current tax assets (liabilities):
Deferred tax assets	4,683	21,864
Deferred tax liabilities	(14,133)	(12,411)
Total non-current tax assets (liabilities)	(9,450)	9,453

Disclosure of temporary difference, unused tax losses and unused tax credits
	Balance as of January 1 2022	Recognized in the statement of income	Other comprehensive income	Balance as of December 31 2022
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(7,227)	(8,627)	1,234	(14,620)
IFRS 16 – Leases	1,389	(400)	(144)	845
Financial instruments	6,447	846	(12,849)	(5,556)
Contractual asset in respect of concession arrangements	(19,725)	744	2,258	(16,723)
Deferred borrowing costs	(601)	(311)	85	(827)
Contingent consideration	574	(2,193)	35	(1,584)
Others	758	(3,111)	(1,031)	(3,384)
Total	(18,385)	(13,052)	(10,412)	(41,849)

Unused losses and tax benefits:
Tax losses	27,838	8,170	(3,609)	32,399
	27,838	8,170	(3,609)	32,399

Total	9,453	(4,882)	(14,021)	(9,450)

	Balance as of January 1 2021	Recognized in the statement of income	Other comprehensive income	Recognized in equity	Initial consolidation	Balance as of December 31 2021
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(4,202)	(2,892)	(248)	-	115	(7,227)
IFRS 16 – Leases, net	611	729	49	-	-	1,389
Financial instruments	2,912	(605)	4,140	-	-	6,447
Contractual asset in respect of
concession arrangements	(20,039)	954	(640)	-	-	(19,725)
Deferred borrowing costs	(2,060)	1,472	(13)	-	-	(601)
Contingent consideration	-	553	21	-	-	574
Others	(1,224)	(245)	2,227	-	-	758
Total	(24,002)	(34)	5,536	-	115	(18,385)

Unused losses and tax benefits:
Tax losses	29,305	(2,366)	899	-	-	27,838
Tax benefit in respect of issuance costs	-	(872)	-	872	-	-
	29,305	(3,238)	899	872	-	27,838

Total	5,303	(3,272)	6,435	872	115	9,453

Disclosure of expenses (income) from income taxes which were recognized in the statement of income
	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands
Current taxes:
Current tax expenses	8,061	2,422	1,163
Prior year taxes	-	-	1,971
Total current taxes	8,061	2,422	3,134

Deferred taxes:
Deferred tax expenses (income) in respect of the
creation and reversal of temporary differences	13,052	34	(2,105)
Income (expenses) from the creation of deferred
taxes in respect of losses and unused tax benefits	(8,170)	3,238	(8,869)
Prior year taxes	-	-	(4,513)
Total deferred taxes	4,882	3,272	(15,487)

Total expenses (income) from income taxes	12,943	5,694	(12,353)

Disclosure of reconciliation between the theoretical tax on the pre-tax profit and the tax expense
	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands
Profit (loss) before income taxes from continuing operations	51,056	27,369	(53,388)
Primary tax rate of the Company	23%	23%	23%
Tax calculated according to the Company’s primary tax rate	11,743	6,295	(12,279)

Additional tax (tax saving) in respect of:
No controlling share in the profits / losses of investee partnerships	(896)	(531)	846
Different tax rate of foreign subsidiaries	(1,644)	(2,370)	(839)
Non-deductible expenses	3,150	1,853	2,358
Exempt income	(1,170)	(354)	(7)
Losses and benefits for tax purposes for which tax assets were not created in the past, for which deferred taxes were
recognized during the reporting period	-	-	(38)
Utilization of tax losses and benefits from prior years	310	179	128
Adjustments due to changes in tax rates	-	-	(5)
Temporary difference in respect of subsidiaries for which
deferred taxes were not recognized	1,270	631	(257)
Change in taxes in respect of previous years	143	(77)	(2,541)
Others	37	68	281
Total income taxes from continuing operations as
presented in profit or loss	12,943	5,694	(12,353)